GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Components of Goodwill
	2012	2013
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	1,806,846	1,806,846
Other acquisitions	119,345	119,345
Total goodwill	2,254,631	2,254,631